Non-controlling interests - Changes in NCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Balance at beginning of period	$ 48	$ 37
Other changes in non-controlling interest	14	11	$ (3)
Balance at end of period	$ 62	$ 48	$ 37